Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 73	$ 10
Interest bearing time deposits with banks	350
Investment securities available for sale	152,327	142,903
Restricted investment in FHLB stock	3,509	2,726
Non-interest bearing deposits	106,667	77,697
Interest bearing deposits	350,459	303,187
Long-term debt	22,500	22,500
Other interest bearing liabilities	1,471	1,412
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	10,385	6,757
Interest bearing deposits with banks	73	10
Interest bearing time deposits with banks	350
Investment securities available for sale	152,327	142,903
Restricted investment in FHLB stock	3,509	2,726
Loans held for sale	1,808
Loans, net of allowance for loan losses	374,565	292,521
Mortgage servicing rights	205	193
Accrued interest receivable	1,806	1,491
Non-interest bearing deposits	106,667	77,697
Interest bearing deposits	350,459	303,187
Securities sold under agreements to repurchase	4,996	4,594
Short-term borrowings	30,061	15,950
Long-term debt	22,500	22,500
Other interest bearing liabilities	1,471	1,412
Accrued interest payable	$ 238	$ 301
Commitments to extend credit
Letters of credit
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	$ 10,385	$ 6,757
Interest bearing deposits with banks	73	10
Interest bearing time deposits with banks	350
Investment securities available for sale	152,327	142,903
Restricted investment in FHLB stock	3,509	2,726
Loans held for sale	1,808
Loans, net of allowance for loan losses	373,078	294,083
Mortgage servicing rights	205	193
Accrued interest receivable	1,806	1,491
Non-interest bearing deposits	106,667	77,697
Interest bearing deposits	352,859	305,635
Securities sold under agreements to repurchase	4,996	4,594
Short-term borrowings	30,061	15,950
Long-term debt	22,482	22,464
Other interest bearing liabilities	1,476	1,416
Accrued interest payable	$ 238	$ 301
Commitments to extend credit
Letters of credit